Note Related party transactions (Related party transactions table) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Beginning of period	$ 136,551	$ 165,238
New loans	17,608	2,639
Payments	(22,796)	(30,639)
Other Changes	51,626	(687)
End of period	$ 182,989	$ 136,551